Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Stock-based Compensation [Abstract]
Granted stock options (in Shares)				585,230
Stock-based compensation expenses	$ 10	$ 16	$ 56	$ 45